SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Use of estimates

Use of estimates

The preparation of the financial statements in conformity with U. S. GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates. Significant estimates include the recoverability and useful lives of long-lived assets, provision against bad debt, the fair value of the Company’s stock, and stock-based compensation. Actual results may differ from these estimates.

Use of estimates

The preparation of the financial statements in conformity with U. S. GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates. Significant estimates include the recoverability and useful lives of long-lived assets, provision against bad debt, the fair value of the Company’s stock, and stock-based compensation. Actual results may differ from these estimates.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification No. 606, “Revenue from Contracts with Customers”, when: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred; (3) the selling price is fixed or determinable; and (4) collectability is reasonably assured. Determination of criteria (3) and (4) are based on management’s judgments regarding the fixed nature of the selling prices of the products delivered and the collectability of those amounts. Provisions for discounts and rebates to customers, estimated returns and allowances, and other adjustments are provided for in the same period the related sales are recorded.

Revenue Recognition

On January 1, 2018, the Company adopted the new revenue recognition accounting standard issued by the Financial Accounting Standards Board (“FASB”) and codified in the ASC as Topic 606 (“ASC 606”). The revenue recognition standard in ASC 606 outlines a single comprehensive model for recognizing revenue as performance obligations, defined in a contract with a customer as goods or services transferred to the customer in exchange for consideration, are satisfied. The standard also requires expanded disclosures regarding the Company’s revenue recognition policies and significant judgments employed in the determination of revenue.

The Company applied the modified retrospective approach to all contracts when adopting ASC 606. As a result, at the adoption of ASC 606 what was previously classified as the provision for bad debts in the statement of operations is now reflected as implicit price concessions (as defined in ASC 606) and therefore included as a reduction to net operating revenues in 2018. For changes in credit issues not assessed at the date of service, the Company will prospectively recognize those amounts in other operating expenses on the statement of operations. For periods prior to the adoption of ASC 606, the provision for bad debts has been presented consistent with the previous revenue recognition standards that required it to be presented separately as a component of net operating revenues.

The Company recognizes revenue when: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred; (3) the selling price is fixed or determinable; and (4) collectability is reasonably assured. Determination of criteria (3) and (4) are based on management’s judgments regarding the fixed nature of the selling prices of the products delivered and the collectability of those amounts. Provisions for discounts and rebates to customers, estimated returns and allowances, and other adjustments are provided for in the same period the related sales are recorded.

When appropriate, the Company disaggregates revenue in its financial disclosures giving consideration to information regularly reviewed by the chief operating decision maker for evaluating the financial performance of the Company or disclosures presented outside the financial statements, as required by ASC 606-10-5.

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

Patient Service Revenue

Patient Service Revenue

Patient Service Revenues represents the products and services from which the Company generates revenues. Our revenues relate to (i) net patient fees received from various third-party payers and patients themselves under contracts in which our performance obligations are to provide services to the patients and (ii) and patient fees, co-pays, and deductibles paid by patients themselves.

Revenues are recorded during the period our obligations to provide services are satisfied. The contractual relationships with patients, in most cases, also involve a third-party payer (Medicare, Medicaid, managed care health plans and commercial insurance companies, including plans offered through the health insurance exchanges) and the transaction prices for the services provided are dependent upon the terms provided by (Medicare and Medicaid) or negotiated with (managed care health plans and commercial insurance companies) the third-party payers.

The payment arrangements with third-party payers for the services we provide to the related patients typically specify payments at amounts less than our standard charges and provide for payments based upon predetermined rates for services or discounted fee-for-service rates. Gross revenues are recorded at our standard rates upon completion of the performance obligations to the patients, and an estimate of the discounts applicable to third-party payers is recorded as contra revenue in the same period, based on the contractual arrangements with those third-party payers. Management continually reviews the contractual estimation process to consider and incorporate updates to laws and regulations and the frequent changes in managed care contractual terms resulting from contract renegotiations and renewals.

The payment terms with third party payers typically involve processing time allowances resulting in payment within 30 to 60 days from the date of service. The payment terms with patients provides for services fees, co-pays, and deductibles to be due at the time of service.

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2024

(unaudited)

Patient Service Revenue

Patient Service Revenues represents the products and services from which the Company generates revenues. Our revenues relate to (i) net patient fees received from various third-party payers under contracts in which our performance obligations are to provide services to the patients and (ii) and patient fees for self-pay services, co-pays, and deductibles paid by patients themselves.

Revenues are recorded during the period our obligations to provide services are satisfied. The contractual relationships with patients, in most cases, also involve a third-party payer (Medicare, Medicaid, managed care health plans and commercial insurance companies, including plans offered through the health insurance exchanges) and the transaction prices for the services provided are dependent upon the terms provided by (Medicare and Medicaid) or negotiated with (managed care health plans and commercial insurance companies) the third-party payers.

The payment arrangements with third-party payers for the services we provide to the related patients typically specify payments at amounts less than our standard charges and provide for payments based upon predetermined rates for services or discounted fee-for-service rates. Gross revenues are recorded at our standard rates upon completion of the performance obligations to the patients, and an estimate of the discounts applicable to third-party payers is recorded as contra revenue in the same period, based on the contractual arrangements with those third-party payers. Management continually reviews the contractual estimation process to consider and incorporate updates to laws and regulations and the frequent changes in managed care contractual terms resulting from contract renegotiations and renewals.

The payment terms with third party payers typically involve processing time allowances resulting in payment within 30 to 90 days from the date of service. The payment terms with patients for self-pay services fees, co-pays, and deductibles are due at the time of service.

Concentrations of credit risk

Concentrations of credit risk

The Company’s financial instruments are exposed to a concentration of customer risk and accounts receivable risk. Occasionally, the Company’s cash and cash equivalents in interest-bearing accounts may exceed FDIC insurance limits. The financial stability of these institutions is periodically reviewed by senior management.

Concentrations of credit risk

The Company’s financial instruments are exposed to a concentration of customer risk and accounts receivable risk. Occasionally, the Company’s cash and cash equivalents in interest-bearing accounts may exceed FDIC insurance limits. The financial stability of these institutions is periodically reviewed by senior management. Revenues and accounts receivable are concentrated between two major payers with the approximate risk level outlined below.

Concentration of Risk
Revenue Concentration:

	Year ended December 31,
	2023	2022
Commercial Payor 1	10.9%	32.0%
Commercial Payor 2	6.5%	21.0%

Receivable Concentration:

	December 31,	December 31,
	2023	2022
Legal	32.3%	14.6%
Commercial Payor 1	10.9%	28.6%
Commercial Payor 2	6.5%	22.5%

Accounts receivables

Accounts receivables

Accounts receivables are carried at their estimated collectible amounts net of doubtful accounts. The Company analyzes its history and identifies trends for each major payer sources of revenue to estimate the appropriate allowance for doubtful accounts and provision for bad debts. Management regularly reviews data about these major payer sources of revenue in evaluating the sufficiency of the contractual allowances.

Patient receivables are accounts receivables from services provided to patients who have third-party coverage. The Company analyzes contractually due amounts and provides a provision for bad debts, if necessary. The Company records a provision for bad debts in the period of service on the basis of past experience or when indications are the patients are unable or unwilling to pay the portion of their bill for which they are responsible. The difference between the standard rates (or the discounted rates if negotiated) and the amounts actually collected after all reasonable collection efforts have been exhausted, is charged off against the allowance for doubtful accounts.

Accounts receivables

Accounts receivables are carried at their estimated collectible amounts net of doubtful accounts. The Company analyzes its history and identifies trends for each major payer sources of revenue to estimate the appropriate allowance for doubtful accounts and provision for bad debts. Management regularly reviews data about these major payer sources of revenue in evaluating the sufficiency of the contractual allowances.

Patient receivables are accounts receivables from services provided to patients who have third-party coverage. The Company analyzes contractually due amounts and provides a provision for bad debts, if necessary. The Company records a provision for bad debts in the period of service on the basis of past experience or when indications are the patients are unable or unwilling to pay the portion of their bill for which they are responsible. The difference between the standard rates (or the discounted rates if negotiated) and the amounts actually collected after all reasonable collection efforts have been exhausted, is charged off against the allowance for doubtful accounts.

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

Net loss per share

Net loss per share

Basic net loss per common share is based upon the weighted-average number of common shares outstanding. Diluted net income per common share is based on the weighted-average number of common shares outstanding and potentially dilutive common shares outstanding and computed as follows:

	Nine months ended September 30,
	2024	2023
Numerator:
Net loss attributable to First Choice Healthcare Solutions, Inc. common shareholders	$(3,954,535)	$(7,771,338)

Denominator:
Weighted-average common shares, basic	32,958,288	32,958,288
Weighted-average common shares, diluted	32,958,288	32,958,288

Basic:	$(0.12)	$(0.24)
Diluted:	$(0.12)	$(0.24)

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2024

(Unaudited)

The computation excludes potentially dilutive securities when their inclusion would be anti-dilutive, or if their exercise prices were greater than the average market price of the common stock during the period.

Basic net loss per share is computed on the basis of the weighted average number of common shares outstanding during each year. Diluted net loss per share is computed similar to basic net loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. The Company uses the “if-converted” method for calculating the earnings per share impact of outstanding convertible debentures, whereby the securities are assumed converted and an earnings per incremental share is computed. Options, warrants and their equivalents are included in EPS calculations through the treasury stock method. In periods where losses are reported, the weighted-average number of common stock outstanding excludes common stock equivalents, because their inclusion would be anti-dilutive. In addition, there were no vested restricted stock for periods presented. Potentially dilutive securities excluded from the basic and diluted net income per share are as follows:

	September 30, 2024	December 31, 2023
Convertible debt	2,811,914,442	2,810,648,817
Warrants to purchase common stock	13,494,477	11,774,164
Incentive shares payable issued with convertible notes	5,758,375	1,568,250
Restricted stock awards	1,357,308	1,357,308
Options to purchase common stock	—	—
Total	2,832,524,602	2,825,348,539

Net loss per share

Basic net loss per common share is based upon the weighted-average number of common shares outstanding. Diluted net income per common share is based on the weighted-average number of common shares outstanding and potentially dilutive common shares outstanding and computed as follows:

	Year ended December 31,
	2023	2022
Numerator:
Net loss attributable to First Choice Healthcare Solutions, Inc.	$(8,261,964)	$(9,997,614)

Denominator:
Weighted-average common shares, basic	32,958,288	32,958,288
Weighted-average common shares, diluted	32,958,288	32,958,288

Basic:	$(0.25)	$(0.30)
Diluted:	$(0.25)	$(0.30)

The computation excludes potentially dilutive securities when their inclusion would be anti-dilutive, or if their exercise prices were greater than the average market price of the common stock during the period.

Basic net loss per share is computed on the basis of the weighted average number of common shares outstanding during each year. Diluted net loss per share is computed similar to basic net loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. The Company uses the “if-converted” method for calculating the earnings per share impact of outstanding convertible debentures, whereby the securities are assumed converted and an earnings per incremental share is computed. Options, warrants and their equivalents are included in EPS calculations through the treasury stock method. In periods where losses are reported, the weighted-average number of common stock outstanding excludes common stock equivalents, because their inclusion would be anti-dilutive. In addition, there were no vested restricted stock for periods presented. Potentially dilutive securities excluded from the basic and diluted net income per share are as follows:

	December 31,
	2023	2022
Convertible debt	2,810,648,817	430,902,049
Warrants to purchase common stock	11,774,164	11,246,433
Incentive shares payable issued with convertible notes	1,568,250	1,000,000
Restricted stock awards	1,357,308	1,357,308
Options to purchase common stock	—	—
Total	2,825,348,539	444,505,790

Stock-based compensation

Stock-based compensation

The Company measures the cost of services received in exchange for an award of equity instruments based on the fair value of the award. For non-employees, the cost of goods obtained or services received in exchange for an award of share-based compensation is measured based on the grant- date fair value of the equity instruments issued or the fair value of the liabilities incurred, and is recognized in the period that the goods are received or over the period that the services are provided in exchange for the award, in accordance with ASC 718-10-30. For employees and directors, the fair value of the award is measured on the grant date and for non-employees, the fair value of the award is re-measured on vesting dates and interim financial reporting dates until the service period is complete. The fair value amount is then recognized over the period during which services are required to be provided in exchange for the award, usually the vesting period. Stock-based compensation expense is recorded by the Company in the same expense classifications in the consolidated statements of operations, as if such amounts were paid in cash. Upon exercise of a common stock equivalent, the Company issues new shares of common stock out of its authorized shares.

The Company has not awarded any stock based compensation during the periods presented and has not recorded any compensation expense during the periods presented.

Stock-based compensation

The Company measures the cost of services received in exchange for an award of equity instruments based on the fair value of the award. For non-employees, the cost of goods obtained or services received in exchange for an award of share-based compensation is measured based on the grant date fair value of the equity instruments issued or the fair value of the liabilities incurred, and is recognized in the period that the goods are received or over the period that the services are provided in exchange for the award, in accordance with ASC 718-10-30. For employees and directors, the fair value of the award is measured on the grant date and the fair value of the award is re-measured on vesting dates and interim financial reporting dates until the service period is complete. The fair value amount is then recognized over the period during which services are required to be provided in exchange for the award, usually the vesting period. Stock-based compensation expense is recorded by the Company in the same expense classifications in the consolidated statements of operations, as if such amounts were paid in cash. Upon exercise of a common stock equivalent, the Company issues new shares of common stock out of its authorized shares.

The Company has not awarded any stock based compensation during the periods presented and has not recorded any compensation expense during the periods presented.

Long-lived assets

Long-lived assets

The Company follows a “primary asset” approach to determine the cash flow estimation period for a group of assets and liabilities that represents the unit of accounting for a long-lived asset to be held and used. Long-lived assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. Long-lived assets to be disposed of are reported at the lower of carrying amount or fair value less cost to sell.

Property and equipment are stated at cost. When retired or otherwise disposed, the related carrying value and accumulated depreciation are removed from the respective accounts and the net difference less any amount realized from disposition, is reflected in earnings. For financial statement purposes, property and equipment are recorded at cost and depreciated using the straight-line method over their estimated useful lives of 5 to 15 years.

The Company evaluates the recoverability of long-lived assets based upon forecasted undiscounted cash flows. Should impairment in value be indicated, the carrying value of intangible assets will be adjusted, based on estimates of future discounted cash flows resulting from the use and ultimate disposition of the asset. Assets to be disposed of are reported at the lower of the carrying amount or the fair value less costs to sell.

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2024

(Unaudited)

Long-lived assets

The Company follows a “primary asset” approach to determine the cash flow estimation period for a group of assets and liabilities that represents the unit of accounting for a long-lived asset to be held and used. Long-lived assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. Long-lived assets to be disposed of are reported at the lower of carrying amount or fair value less cost to sell.

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

Property and equipment are stated at cost. When retired or otherwise disposed, the related carrying value and accumulated depreciation are removed from the respective accounts and the net difference less any amount realized from disposition, is reflected in earnings. For financial statement purposes, property and equipment are recorded at cost and depreciated using the straight-line method over their estimated useful lives of 5 to 15 years.

The Company evaluates the recoverability of long-lived assets based upon forecasted undiscounted cash flows. Should impairment in value be indicated, the carrying value of intangible assets will be adjusted, based on estimates of future discounted cash flows resulting from the use and ultimate disposition of the asset. Assets to be disposed of are reported at the lower of the carrying amount or the fair value less costs to sell.

Leases

Leases

In February 2016, the FASB issued ASC 842, Leases, (“ASC 842”) to increase transparency and comparability among organizations by requiring the recognition of right-of-use (ROU) assets and lease liabilities on the balance sheet for leases previously classified as operating leases. The Company adopted ASC 842 effective January 1, 2022.

In accordance with ASC 842, the Company determines if an arrangement is a lease at inception. Operating lease assets and liabilities are recognized at the lease commencement date. Operating lease liabilities represent the present value of lease payments not yet paid. Operating lease assets represent our right to use an underlying asset and are based upon the operating lease liabilities adjusted for prepayments or accrued lease payments, initial direct costs, lease incentives, and impairment of operating lease assets. To determine the present value of lease payments not yet paid, we estimate incremental borrowing rates corresponding to the reasonably certain lease term. If the estimate of our incremental borrowing rate was changed, our operating lease assets and liabilities could differ materially.

Finance leases lease assets and liabilities are recognized at the lease commencement date at the present value of the future lease payments not yet paid using the Company’s incremental borrowing rate, Assets acquired under finance lease are included in property and equipment, while finance lease obligations are included in other current liabilities and other long- term liabilities on the consolidated balance sheets.

Leases

In February 2016, the FASB issued ASC 842, Leases, (“ASC 842”) to increase transparency and comparability among organizations by requiring the recognition of right-of-use (ROU) assets and lease liabilities on the balance sheet for leases previously classified as operating leases. The Company adopted ASC 842 effective January 1, 2022 and recognized and measured operating leases existing at, or entered into after, January 1, 2021 (the beginning of the earliest comparative period presented) using a modified retrospective approach, with certain practical expedients available (see Note X). The Company’s accounting for finance leases under ASC 842 remained substantially unchanged,

In accordance with ASC 842, the Company determines if an arrangement is a lease at inception. Operating lease assets and liabilities are recognized at the lease commencement date. Operating lease liabilities represent the present value of lease payments not yet paid. Operating lease assets represent our right to use an underlying asset and are based upon the operating lease liabilities adjusted for prepayments or accrued lease payments, initial direct costs, lease incentives, and impairment of operating lease assets. To determine the present value of lease payments not yet paid, we estimate incremental borrowing rates corresponding to the reasonably certain lease term. If the estimate of our incremental borrowing rate was changed, our operating lease assets and liabilities could differ materially.

Finance leases lease assets and liabilities are recognized at the lease commencement date at the present value of the future lease payments not yet paid using the Company’s incremental borrowing rate, Assets acquired under finance lease are included in property and equipment, while finance lease obligations are included in other current liabilities and other long- term liabilities on the consolidated balance sheets.

Income taxes

Income taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of items that have been included or excluded in the financial statements or tax returns. Deferred tax assets and liabilities are determined on the basis of the difference between the tax basis of assets and liabilities and their respective financial reporting amounts (“temporary differences”) at enacted tax rates in effect for the years in which the temporary differences are expected to reverse.

The Company follows a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.

Management has evaluated and concluded that there were no material uncertain tax positions requiring recognition in the Company’s consolidated financial statements as of September 30, 2024 and 2023. The Company does not expect any significant changes in its unrecognized tax benefits within twelve months of the reporting date.

Income taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of items that have been included or excluded in the financial statements or tax returns. Deferred tax assets and liabilities are determined on the basis of the difference between the tax basis of assets and liabilities and their respective financial reporting amounts (“temporary differences”) at enacted tax rates in effect for the years in which the temporary differences are expected to reverse.

The Company follows a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.

Management has evaluated and concluded that there were no material uncertain tax positions requiring recognition in the Company’s consolidated financial statements as of December 31, 2023 and 2022. The Company does not expect any significant changes in its unrecognized tax benefits within twelve months of the reporting date.

Treasury Stock	Treasury Stock The Company uses the cost method when it purchases its own common stock as treasury shares and displays treasury stock as a reduction of shareholders’ equity.

Treasury Stock

The Company uses the cost method when it purchases its own common stock as treasury shares and displays treasury stock as a reduction of shareholders’ equity.

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Accounting Standards Codification subtopic 825-10, Financial Instruments (“ASC 825-10”) requires disclosure of the fair value of certain financial instruments. ASC 825-10 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance. ASC 825-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 825-10 establishes three levels of inputs that may be used to measure fair value:

●	Level 1 – Quoted prices in active markets for identical assets or liabilities.
●	Level 2 – Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3 – Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2024

(Unaudited)

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement is disclosed and is determined based on the lowest level input that is significant to the fair value measurement.

The carrying value of the Company’s cash, accounts receivable, accounts payable, short-term borrowings (including lines of credit and notes payable), and other current assets and liabilities approximate fair value because of their short-term maturity.

As of September 30, 2024, and 2023, the Company did not have any items that would be classified as level 1, 2 or 3 disclosures.

Fair Value of Financial Instruments

Accounting Standards Codification subtopic 825-10, Financial Instruments (“ASC 825-10”) requires disclosure of the fair value of certain financial instruments. ASC 825-10 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance. ASC 825-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 825-10 establishes three levels of inputs that may be used to measure fair value:

●	Level 1 – Quoted prices in active markets for identical assets or liabilities.
●	Level 2 – Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3 – Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement is disclosed and is determined based on the lowest level input that is significant to the fair value measurement.

The carrying value of the Company’s cash, accounts receivable, accounts payable, short-term borrowings (including lines of credit and notes payable), and other current assets and liabilities approximate fair value because of their short-term maturity.

As of December 31, 2023, and 2022, the Company did not have any items that would be classified as level 1, 2 or 3 disclosures.

Reclassifications	Reclassifications Certain reclassifications have been made to prior year data to conform to the current year’s presentation. These reclassifications had no impact on reported income or losses.	Reclassifications Certain reclassifications have been made to prior year data to conform to the current year’s presentation. These reclassifications had no impact on reported income or losses.
Recent accounting pronouncements

Recent accounting pronouncements

The Company has implemented all new accounting pronouncements that are in effect and that may impact its consolidated financial statements. The Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its consolidated financial position or results of operations.

Recent accounting pronouncements

The Company has implemented all new accounting pronouncements that are in effect and that may impact its consolidated financial statements. The Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its consolidated financial position or results of operations.

Unlisted other accounting standards that have been issued by the FASB or other standards-setting bodies are not currently expected to have a material effect on the Company’s consolidated financial position, results of operations or cash flows.

In July 2023, the FASB issued ASU 2023-03, Presentation of Financial Statement (Topic 205), Income Statement - Reporting Comprehensive Income (Topic 220), Distinguishing Liabilities from Equity (Topic 480), Equity (Topic 505), and Compensation - Stock Compensation (Topic 718), to amend various SEC paragraphs in the Accounting Standards Codification to reflect the issuance of SEC Staff Accounting Bulletin No. 120, among other things. The ASU does not provide any new guidance so there is no transition or effective date associated with it. The Company is currently assessing the impact of adopting ASU 2023-03 on the consolidated financial statements and related disclosures.

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, that would enhance disclosures for significant segment expenses for all public entities required to report segment information in accordance with ASC 280. ASC 280 requires a public entity to report for each reportable segment a measure of segment profit or loss that its chief operating decision maker (“CODM”) uses to assess segment performance and to make decisions about resource allocations. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Company is currently assessing the impact of adopting ASU 2023-07 on the consolidated financial statements and related disclosures.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 is intended to enhance the transparency and decision usefulness of income tax disclosures. The amendments in ASU 2023-09 address investor requests for enhanced income tax information primarily through changes to the rate reconciliation and income taxes paid information. Early adoption is permitted. A public entity should apply the amendments in ASU 2023-09 prospectively to all annual periods beginning after December 15, 2024. The Company is currently evaluating the impact of this standard on our consolidated financial statements and related disclosures.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments and subsequent updates. ASU 2016-13 changes how entities will measure credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. The new guidance will replace the current incurred loss approach with an expected loss model. The new expected credit loss impairment model will apply to most financial assets measured at amortized cost and certain other instruments, including trade and other receivables, loans, held-to-maturity debt instruments, net investments in leases, loan commitments and standby letters of credit. ASU 2016-13 is effective for smaller public companies in fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company will continue to evaluate the effect of adopting ASU 2016-13 will have on the Company’s results within the consolidated statements of operations and financial condition.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which is intended to provide temporary optional expedients and exceptions to the U.S. GAAP guidance on contract modifications and hedge accounting to ease the financial reporting burden related to the expected market transition from the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates to alternative reference rates. This ASU, along with recently issued ASU 2021-01, which further clarifies the scope of Topic 848, is available immediately and may be implemented in any period prior to the guidance expiration on December 31, 2022. ASU 2020-04 was effective beginning on March 12, 2020, and the Company may elect to apply the amendments prospectively through December 31, 2022. The Company has not applied any optional expedients and exceptions to date and will continue to evaluate the impact of the guidance and whether it will apply the optional expedients and exceptions.

In July 2021, the FASB issued ASU 2021-05, Lessors—Certain Leases with Variable Lease Payments (“ASU 2021-05”). ASU 2021-05 was issued to address the day-one loss issue related to a lessor’s accounting for certain leases with variable lease payments, requiring a lease with variable lease payments that do not depend on an index or a rate to be classified as operating under certain conditions. ASU 2021-05 was effective for the Company for interim periods beginning after December 15, 2021, the January 1, 2022 adoption did not have an impact to the Company’s results of operations and financial condition.

In May 2021, the FASB issued ASU 2021-04, Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (“ASU 2021-04”). ASU 2021-04 codifies how an issuer should account for modifications made to equity-classified written call options. The guidance in ASU 2021-04 requires the issuer to treat a modification of an equity-classified warrant that does not cause the warrant to become liability-classified as an exchange of the original warrant for a new warrant. This guidance applies whether the modification is structured as an amendment to the terms and conditions of the warrant or as termination of the original warrant and issuance of a new warrant. ASU 2021-04 was effective for fiscal years beginning after December 15, 2021, the adoption on January 1, 2022 did not have an impact to the Company’s results of operations and financial condition.

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”). ASU 2020-06 simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity by removing the separation models for convertible debt with cash conversion and beneficial conversion features by requiring entities not to separately present in equity an embedded conversion feature in such debt and instead will account for a convertible debt instrument and convertible preferred stock as a single unit of account unless a convertible instrument contains features that require bifurcation as a derivative under ASC 815 or was issued at a substantial premium. The ASU was early adopted for the fiscal year ending December 31, 2021. The adoption of ASU 2020-06 on January 1, 2022 did not have an impact to the Company’s results of operations and financial condition.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (ASC 740) – Simplifying the Accounting for Income Taxes, which is intended to reduce complexity in the accounting for income taxes while maintaining or improving the usefulness of information provided to financial statement users. The guidance amends certain existing provisions under ASC 740 to address a number of distinct items. The Company adopted ASU 2019-12 effective January 1, 2021. Adoption of the amendments in this ASU did not have an impact to the Company’s results of operations and financial condition.